JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Argentina — 0.8%
Vista Energy SAB de CV, ADR *	912	49,219
Brazil — 10.4%
Banco BTG Pactual SA	7,187	40,057
Itau Unibanco Holding SA, ADR	12,571	72,912
MercadoLibre, Inc. *	97	186,352
NU Holdings Ltd., Class A *	12,360	163,647
Petroleo Brasileiro SA, ADR	7,665	98,877
Raia Drogasil SA	12,685	46,452
WEG SA	8,432	79,942
		688,239
China — 22.9%
Alibaba Group Holding Ltd., ADR	957	94,622
Contemporary Amperex Technology Co. Ltd., Class A	2,383	84,282
Full Truck Alliance Co. Ltd., ADR	9,613	108,239
Fuyao Glass Industry Group Co. Ltd., Class A	10,026	81,892
H World Group Ltd., ADR	2,018	64,874
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,428	54,625
Kanzhun Ltd., ADR *	1,239	17,849
Meituan * (a)	5,243	99,780
Midea Group Co. Ltd., Class A	10,292	104,160
Montage Technology Co. Ltd., Class A	7,235	67,591
PDD Holdings, Inc., ADR *	421	47,068
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,593	50,819
Tencent Holdings Ltd.	7,152	376,299
Tencent Music Entertainment Group, ADR	5,361	64,219
Trip.com Group Ltd., ADR *	1,215	85,274
Yum China Holdings, Inc.	2,367	109,478
		1,511,071
Greece — 0.5%
National Bank of Greece SA	3,842	33,292
Hong Kong — 2.1%
AIA Group Ltd.	7,019	49,342
Techtronic Industries Co. Ltd.	6,709	90,237
		139,579
India — 15.9%
Apollo Hospitals Enterprise Ltd.	413	32,370
Bajaj Finance Ltd.	1,736	157,406
Bharat Electronics Ltd.	12,728	42,748
Bharti Airtel Ltd.	2,832	52,971
Dr Reddy's Laboratories Ltd.	184	2,579
HDFC Bank Ltd.	5,187	101,533
Hindustan Aeronautics Ltd. (a)	732	33,127
ICICI Bank Ltd.	5,013	72,142
Infosys Ltd.	2,479	53,939
ITC Hotels Ltd. *	1,500	2,822

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
ITC Ltd.	13,678	70,472
Kotak Mahindra Bank Ltd.	2,154	47,100
MakeMyTrip Ltd. *	638	69,656
Max Healthcare Institute Ltd.	2,847	34,760
NTPC Ltd.	16,597	61,815
Shriram Finance Ltd.	7,817	48,906
Tata Consultancy Services Ltd.	1,299	61,451
Tata Motors Ltd.	6,262	51,534
UltraTech Cement Ltd.	372	49,182
		1,046,513
Indonesia — 2.7%
Bank Central Asia Tbk. PT	156,968	90,677
Bank Rakyat Indonesia Persero Tbk. PT	348,017	89,868
		180,545
Macau — 0.4%
Sands China Ltd. *	10,351	24,883
Mexico — 3.9%
Fomento Economico Mexicano SAB de CV, ADR	583	49,755
Grupo Financiero Banorte SAB de CV, Class O	16,208	112,506
Grupo Mexico SAB de CV	7,775	37,950
Wal-Mart de Mexico SAB de CV	20,986	54,669
		254,880
Panama — 0.7%
Copa Holdings SA, Class A	507	47,265
Portugal — 1.3%
Jeronimo Martins SGPS SA	4,211	83,219
Singapore — 0.9%
Grab Holdings Ltd., Class A *	12,136	55,584
South Africa — 2.3%
Bid Corp. Ltd.	2,428	61,917
Capitec Bank Holdings Ltd.	399	63,589
Shoprite Holdings Ltd.	1,891	28,865
		154,371
South Korea — 7.9%
Hanwha Aerospace Co. Ltd. *	374	102,449
Hanwha Vision Co. Ltd. *	377	8,301
Kia Corp.	1,094	76,324
Samsung Electronics Co. Ltd.	3,110	111,077
SK Hynix, Inc.	1,660	223,451
		521,602
Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	13,433	152,927

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — 17.6%
ASE Technology Holding Co. Ltd.	8,728	45,303
Delta Electronics, Inc.	5,947	77,489
MediaTek, Inc.	2,239	96,964
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,979	623,477
Taiwan Semiconductor Manufacturing Co. Ltd.	6,322	210,985
Wiwynn Corp.	1,654	109,036
		1,163,254
Turkey — 4.2%
Aselsan Elektronik Sanayi ve Ticaret A/S	32,015	79,221
BIM Birlesik Magazalar A/S	5,637	86,492
KOC Holding A/S	8,876	42,075
Turkiye Garanti Bankasi A/S	10,558	37,495
Yapi ve Kredi Bankasi A/S	36,733	31,432
		276,715
United States — 1.8%
ExlService Holdings, Inc. *	1,150	57,829
Globant SA *	297	63,298
		121,127
Total Common Stocks (Cost $4,680,150)		6,504,285
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (b) (c) (Cost $16,597)	16,590	16,597
Total Investments — 98.9% (Cost $4,696,747)		6,520,882
Other Assets in Excess of Liabilities — 1.1%		72,597
NET ASSETS — 100.0%		6,593,479

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	19.4%
Banks	16.4
Hotels, Restaurants & Leisure	7.0
Interactive Media & Services	6.0
Consumer Staples Distribution & Retail	5.5
Broadline Retail	5.0
Aerospace & Defense	4.0
Technology Hardware, Storage & Peripherals	3.4
Consumer Finance	3.2
IT Services	2.7
Electrical Equipment	2.6
Ground Transportation	2.5
Oil, Gas & Consumable Fuels	2.3
Machinery	2.2
Automobiles	2.0
Household Durables	1.6
Automobile Components	1.3
Electronic Equipment, Instruments & Components	1.2
Tobacco	1.1
Health Care Providers & Services	1.0
Entertainment	1.0
Others (each less than 1.0%)	8.3
Short-Term Investments	0.3

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$49,219	$—	$—	$49,219
Brazil	688,239	—	—	688,239
China	591,623	919,448	—	1,511,071
Greece	—	33,292	—	33,292
Hong Kong	—	139,579	—	139,579
India	72,478	974,035	—	1,046,513
Indonesia	—	180,545	—	180,545
Macau	—	24,883	—	24,883

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mexico	$254,880	$—	$—	$254,880
Panama	47,265	—	—	47,265
Portugal	83,219	—	—	83,219
Singapore	55,584	—	—	55,584
South Africa	61,917	92,454	—	154,371
South Korea	—	521,602	—	521,602
Spain	—	152,927	—	152,927
Taiwan	623,477	539,777	—	1,163,254
Turkey	203,208	73,507	—	276,715
United States	121,127	—	—	121,127
Total Common Stocks	2,852,236	3,652,049	—	6,504,285
Short-Term Investments
Investment Companies	16,597	—	—	16,597
Total Investments in Securities	$2,868,833	$3,652,049	$—	$6,520,882
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (a) (b)	$89,919	$570,234	$643,567	$7	$4	$16,597	16,590	$454	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.